INCOME TAXES (Details Textual)	12 Months Ended				24 Months Ended	36 Months Ended			60 Months Ended
	Feb. 28, 2017 CNY (¥)	Dec. 31, 2016	Feb. 29, 2016 USD ($)	Feb. 28, 2015	Dec. 31, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Feb. 28, 2017 USD ($)
Income Tax Disclosure [Line Items]
Operating Loss Carryforwards										$ 112,487,099
Deferred Tax Assets, Valuation Allowance										16,059,579
Income Tax Preferential Tax Rate	15.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%		25.00%	25.00%
Withholding Tax Rate On Dividend Distributed By Foreign Investment Entities	10.00%
Undistributed Earnings Of Subsidiaries Variable Interest Entities And Subsidiaries Of Variable Interest Entities			$ 362,485,989							$ 556,236,815
Income Tax Statute Of Limitations Special Circumstance Minimum Underpayment Of Tax Liability | ¥	¥ 100,000
CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate		10.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Beijing Xueersi Education Technology Co Ltd [Member] | High And New Technology Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate									15.00%
TAL Beijing [Member] | High And New Technology Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate	15.00%							15.00%
Beijing Xintang Sichuang Education Technology Co Ltd [Member] | Newly Established Software Enterprises [Member]
Income Tax Disclosure [Line Items]
Income Tax Exemption Period					2 years
Beijing Xintang Sichuang Education Technology Co Ltd [Member] | Newly Established Software Enterprises [Member] | CHINA | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate							12.50%
Yidu Huida [Member] | High And New Technology Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate	15.00%
Yidu Huida [Member] | High And New Technology Enterprises [Member] | CHINA | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate							15.00%
Yidu Huida [Member] | Key Software Enterprise [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate		10.00%
Yinghe youshi [Member] | High And New Technology Enterprises [Member] | CHINA
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate	15.00%
Yinghe youshi [Member] | High And New Technology Enterprises [Member] | CHINA | Scenario, Forecast [Member]
Income Tax Disclosure [Line Items]
Income Tax Preferential Tax Rate						15.00%
HONG KONG | TAL Holding Limited Hong Kong Co Ltd, Yidu Hong Kong and Firstleap Hong Kong [Member]
Income Tax Disclosure [Line Items]
Income Taxes Foreign Statutory Corporate Tax Rate	16.50%